Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net are comprised of:

	December 31, 2012	December 31, 2011
Domestic customers	594,343	503,566
Foreign customers	195,486	358,942

Total accounts receivable	789,829	862,508
Less allowance for doubtful accounts	(84,367)	(46,062)

Total accounts receivable, net	705,462	816,446

The following summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(46,062)	(48,657)	(66,764)
Allowance for doubtful accounts	(22,801)	(2,230)	19,739
Accounts receivable written off, net	4,208	3,424	1,482
Allowance for doubtful accounts of acquired entities	(17,890)	(1,118)	(4,728)
Translation difference	(1,822)	2,519	1,614

Balance at end of year	(84,367)	(46,062)	(48,657)

The significant increase in the allowance for doubtful accounts in 2012 was due to an increase in allowance for doubtful accounts of acquired entities and due to an increase of allowance for doubtful accounts in Group companies following to the deterioration in the collectability of foreign customers accounts receivable.